Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Assets:
Equity securities (without readily determinable fair values)	¥ 596,289	¥ 601,621
Fair Value, Measurements, Nonrecurring
Assets:
Loans	66,000	84,000
Loans held-for-sale	19,000	54,000
Equity securities (without readily determinable fair values)	3,000	10,000
Other investments		68,000
Other assets	1,000	3,000
Total assets measured at fair value	89,000	219,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	95,000	345,000
Loans held-for-sale	20,000	57,000
Equity securities (without readily determinable fair values)	6,000	23,000
Other investments		106,000
Premises and equipment-net		2,000
Other assets	1,000	10,000
Total assets measured at fair value	122,000	543,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Loans	0
Loans held-for-sale	0
Equity securities (without readily determinable fair values)	0
Other investments		66,000
Other assets	0
Total assets measured at fair value	0	66,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans	0
Loans held-for-sale	17,000	48,000
Equity securities (without readily determinable fair values)	0	1,000
Other assets	0
Total assets measured at fair value	17,000	49,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	66,000	84,000
Loans held-for-sale	2,000	5,000
Equity securities (without readily determinable fair values)	3,000	9,000
Other investments		2,000
Other assets	1,000	3,000
Total assets measured at fair value	¥ 72,000	¥ 104,000